Advances to Suppliers, Net	6 Months Ended
Jun. 30, 2024
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 5 – ADVANCES TO SUPPLIERS, NET

In 2023, the Company signed a software upgrade and development contract (for internal use) (“Interface System”), which obligated the software company to perform software upgrade and development activities from May to September 2023. As of December 31, 2023, the total contract price was $676,333 to be paid in installments (50% within 5 working days after the signing of this contract, 40% within 5 working days upon launching of the official version, and 10% within 30 working days upon launching of the official version). As of December 31, 2023, the Company paid $338,166. In March, 2024, the Company paid the remaining $338,166. The Interface System as developed is owned by the Company and it is functioning as prescribed. As of June 30, 2024, the Interface System was a part of software under property, plant and equipment.

In March and May, 2024, the Company paid $4,335 and $13,760, respectively, to other suppliers for services. No expected credit losses were recorded on advances to suppliers for the six months ended June 30, 2024 and 2023.